Schedule of Estimated Useful Life (Details) - Boost Run Holdings LLC [Member]	Mar. 31, 2026	Dec. 31, 2025
Computer Hardware [Member]
Restructuring Cost and Reserve [Line Items]
Useful life	4 years	4 years
Tool And Machine [Member]
Restructuring Cost and Reserve [Line Items]
Useful life	4 years
Computer Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Useful life	3 years	3 years